Financial Risk Management Objectives and Policies - Aging of Financial assets (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Maturity Analysis For Derivative And Non-Derivative Financial Liabilities [Line Items]
Carrying Amount	$ 2,372	$ 2,511
Credit risk
Disclosure Of Maturity Analysis For Derivative And Non-Derivative Financial Liabilities [Line Items]
Carrying Amount	2,785	2,254
Credit risk | Receivables neither past due nor impaired
Disclosure Of Maturity Analysis For Derivative And Non-Derivative Financial Liabilities [Line Items]
Carrying Amount	2,651	2,137
Credit risk | Less than 30 days
Disclosure Of Maturity Analysis For Derivative And Non-Derivative Financial Liabilities [Line Items]
Carrying Amount	127	84
Credit risk | 31-90 Days
Disclosure Of Maturity Analysis For Derivative And Non-Derivative Financial Liabilities [Line Items]
Carrying Amount	7	33
Credit risk | 91-120 Days
Disclosure Of Maturity Analysis For Derivative And Non-Derivative Financial Liabilities [Line Items]
Carrying Amount	0	0
Credit risk | Great than 120 days
Disclosure Of Maturity Analysis For Derivative And Non-Derivative Financial Liabilities [Line Items]
Carrying Amount	$ 0	$ 0